Condensed financial information of the Company (Condensed Statements of Comprehensive Income) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses	$ (120,415,631)	$ (115,329,011)	$ (105,622,486)
Operating income	179,358,966	105,535,021	97,049,495
Interest expense	(29,856,832)	(20,281,416)	(28,200,767)
Interest income	20,916,567	24,503,736	14,577,322
Loss on extinguishment of debt	(12,123,750)	0	(9,848,931)
Equity in profit of subsidiaries, net	(324,612)	2,234,635	(1,691,897)
Income from operations before income taxes	165,710,555	118,992,903	79,053,983
Income taxes	(86,247,875)	(52,511,318)	(30,557,618)
Net income attributable to Xinyuan Real Estate Co., Ltd. shareholders	72,977,548	66,482,107	48,515,730
Other comprehensive income, net of tax of nil
Comprehensive income/(loss) attributable to Xinyuan Real Estate Co., Ltd. shareholders	7,342,823	(7,123,064)	45,161,778
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses	(20,081,338)	(10,301,067)	(8,860,382)
Operating income	(20,081,338)	(10,301,067)	(8,860,382)
Interest expense	(65,092,711)	(58,576,635)	(58,515,706)
Interest income	127,852	3,533	1,289,907
Loss on extinguishment of debt	(12,123,750)	0	(9,848,931)
Other expenses	40,922
Equity in profit of subsidiaries, net	170,106,573	135,356,276	124,450,842
Income from operations before income taxes	72,977,548	66,482,107	48,515,730
Income taxes			0
Net income attributable to Xinyuan Real Estate Co., Ltd. shareholders	72,977,548	66,482,107	48,515,730
Other comprehensive income, net of tax of nil
Foreign currency translation adjustments	(65,634,725)	(73,605,171)	(3,353,952)
Comprehensive income/(loss) attributable to Xinyuan Real Estate Co., Ltd. shareholders	$ 7,342,823	$ (7,123,064)	$ 45,161,778